36. RELATED PARTIES´ TRANSACTIONS (Details 9) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EMESA
Disclosure of transactions between related parties [line items]
Payment of dividends	$ (44)	$ (34)	$ 0
APCO Oil
Disclosure of transactions between related parties [line items]
Payment of dividends	(44)	(45)	0
Ultracore
Disclosure of transactions between related parties [line items]
Payment of dividends	0	(3)	0
Total related parties
Disclosure of transactions between related parties [line items]
Payment of dividends	$ (88)	$ (82)	$ 0